Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		$ (1,489)		$ (1,282)	$ (1,029)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	662,942	[2]	656,855	584,329
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	654,318	[2]	649,202	577,985
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	149,549	[2]	139,258	107,068
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15,544	[2]	16,893	12,379
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	85,271	[2]	89,648	84,245
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	30,846	[2]	39,549	23,289
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	345,783	[2]	339,946	327,992
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	137,563	[2]	134,759	132,646
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	40,653	[2]	39,097	38,481
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14,376	[2]	15,343	9,703
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	13,518	[2]	11,943	11,786
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	116,482	[2]	114,401	112,893
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,396	[2]	1,317	1,661
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,194	[2]	2,801	2,844
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	27,324	[2]	23,907	23,012
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,673	[2]	2,699	2,877
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8,624	[2]	7,653	6,345
Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		636
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		(290)		(205)	(181)
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	636,023	[2]	637,767	565,935
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	627,398	[2]	630,114	559,590
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	149,549	[2]	139,258	107,068
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15,445	[2]	16,815	12,298
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	85,271	[2]	88,394	84,245
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	30,846	[2]	39,549	23,289
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	320,108	[2]	323,136	310,705
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	128,527	[2]	126,633	124,063
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	34,083	[2]	33,876	32,932
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,148	[2]	14,328	9,184
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,845	[2]	10,453	9,817
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	116,292	[2]	114,144	112,796
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,065	[2]	985	1,314
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,155	[2]	2,778	2,826
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	26,178	[2]	22,961	21,985
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,090	[2]	2,198	2,341
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8,624	[2]	7,653	6,345
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		(346)		(225)	(160)
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	24,176	[2]	15,833	16,069
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	24,176	[2]	15,833	16,069
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	99	[2]	78	80
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	449	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,673	[2]	14,896	15,538
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8,076	[2]	7,168	7,624
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,559	[2]	5,205	5,532
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,962	[2]	849	424
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	5,177	[2]	1,036	1,449
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	304	[2]	308	325
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	30	[2]	13	8
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	404	[2]	410	451
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	201	[2]	303	334
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		(853)		(852)	(688)
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,743	[2]	3,255	2,326
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,743	[2]	3,255	2,326
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	804	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,002	[2]	1,914	1,749
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	960	[2]	957	959
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11	[2]	16	17
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	266	[2]	166	94
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	496	[2]	455	521
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	191	[2]	258	98
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	26	[2]	23	22
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9	[2]	10	10
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	741	[2]	536	576
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	382	[2]	198	202
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	[2]	0	0
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		346,872	[2]	340,882	328,756
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		137,720	[2]	134,870	132,756
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		40,708	[2]	39,146	38,524
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		14,684	[2]	15,534	9,819
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		13,837	[2]	12,301	12,089
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		116,554	[2]	114,457	112,915
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,430	[2]	1,351	1,696
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		3,278	[2]	2,882	2,925
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		27,475	[2]	24,050	23,154
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,789	[2]	2,811	2,987
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		320,242	[2]	323,237	310,787
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		128,552	[2]	126,650	124,077
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		34,093	[2]	33,881	32,937
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		11,182	[2]	14,349	9,199
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		7,866	[2]	10,470	9,834
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		116,303	[2]	114,154	112,799
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,074	[2]	993	1,322
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		3,160	[2]	2,783	2,831
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		26,219	[2]	22,992	22,019
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,124	[2]	2,224	2,370
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,909	[2]	15,060	15,661
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		8,169	[2]	7,224	7,679
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		6,601	[2]	5,245	5,567
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		3,020	[2]	885	429
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		5,206	[2]	1,055	1,464
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	[2]	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		315	[2]	322	339
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		30	[2]	13	8
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		414	[2]	425	463
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		208	[2]	317	344
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,721	[2]	2,585	2,308
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,000	[2]	996	1,000
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		15	[2]	20	21
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		483	[2]	300	192
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		765	[2]	775	791
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		251	[2]	303	116
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		41	[2]	37	35
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		87	[2]	87	87
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		842	[2]	633	672
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		456	[2]	271	272
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,249)		(1,120)	(915)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,249)		(1,120)	(915)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)		(6)	(6)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(34)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)		0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,089)		(936)	(764)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(157)		(111)	(110)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(55)		(49)	(43)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(308)		(191)	(117)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(319)		(358)	(303)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(71)		(56)	(22)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)		(34)	(35)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(83)		(82)	(81)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(151)		(143)	(143)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(116)		(112)	(109)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(181)		(139)	(124)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(181)		(139)	(124)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(4)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(134)		(101)	(82)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(25)		(17)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(10)		(6)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)		(21)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(21)		(18)	(17)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)		(10)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)		(7)	(8)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)		(5)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(40)		(31)	(35)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)		(25)	(29)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(247)		(195)	(137)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(247)		(195)	(137)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)		(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		(15)	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(236)		(164)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(93)		(55)	(55)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(42)		(39)	(34)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(58)		(35)	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(29)		(20)	(15)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)		(14)	(14)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(10)		(15)	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(7)		(13)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(821)		(786)	(655)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(821)		(786)	(655)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)		(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		(16)	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(719)		(671)	(559)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(39)		(39)	(41)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(4)	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(217)		(134)	(98)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(269)		(320)	(271)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(60)		(46)	(18)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)		(14)	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(78)		(77)	(77)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(100)		(97)	(95)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(74)		(73)	(70)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0		$ 0	$ 0

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances
[2]	The presentation of ECL exposures by stage includes best estimates to account for the effect of management overlays on model outputs.